SHARE-BASED PAYMENTS - Share option plan changes (Details)	12 Months Ended
	Dec. 31, 2021 USD ($) Option $ / shares	Dec. 31, 2020 USD ($) $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted	250,000
Exercised | Option	(122,500)
On grant date
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting of stock options ( as a percentage)	0.33%
After grant date year one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting of stock options ( as a percentage)	0.33%
After grant date year two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting of stock options ( as a percentage)	0.33%
Stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance	9,959,927	9,917,336
Granted	678,347	2,233,438
Exercised	(687,400)	(2,112,103)
Expired, forfeited or cancelled	50,000	78,744
Balance	9,900,874	9,959,927
Vested (in shares)	8,704,157	7,774,007
Weighted average exercise price of share options outstanding in share-based payment arrangement at beginning of period | $ / shares	$ 1.60	$ 1.20
Granted | $ / shares	4.74	2.91
Exercised | $ / shares	0.87	1.15
Expired, forfeited or cancelled | $ / shares	1.39	1.17
Weighted average exercise price of share options outstanding in share-based payment arrangement at end of period | $ / shares	1.86	1.60
Vested, end of year | $ / shares	$ 1.63	$ 1.39
Stock options life	5	5